Income taxes (Schedule of Components of Income Tax Expense by Applying Weighted-Average Statutory Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Pre-tax income	$ 118,953	$ 85,169	$ 182,813
Weighted-average statutory income tax rate	36.60%	42.70%	35.50%
Income tax expense at weighted-average statutory tax rate on pre-tax income	$ 43,488	$ 36,354	$ 64,901
Change in valuation allowance	(24,864)	(24,307)	(21,241)
Expiration and changes in tax loss carryforwards	17,799	18,599	12,785
Venezuelan remeasurement and inflationary impacts	1,743	16,857	2,683
Non-taxable income and non-deductible expenses	7,667	8,406	10,157
Tax benefits	(9,667)	(11,403)	(10,744)
Income taxes withholdings on intercompany transactions	5,005	7,723	6,804
Differences including exchange rate, inflation adjustment and filing differences	(2,647)	(2,815)	(11,909)
Alternative Taxes	658	(1,283)	156
Others	(345)	5	(278)
Income tax expense	$ 38,837	$ 48,136	$ 53,314